Note 13 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Segment Reporting [Table Text Block]
		Fruit and		Subtotal	LIFO
	Vegetable	Snack	Other	(FIFO basis)	Impact	Total
Fiscal Year 2026:
Net sales (1)	$1,517,815	$108,476	$33,384	$1,659,675	$-	$1,659,675
Cost of products sold	1,337,578	89,201	23,980	1,450,759	(22,298)	1,428,461
Selling and advertising expense (2)	34,447	2,525	371	37,343	-	37,343
General and administrative expense	29,604	3,351	12,799	45,754	-	45,754
Other segment items (3)	(989)	20	(18,153)	(19,122)	-	(19,122)
Interest expense, net of interest income	16,220	1,522	402	18,144	-	18,144
Earnings before income taxes	$100,955	$11,857	$13,985	$126,797	$22,298	$149,095
Income taxes						34,421
Net earnings						$114,674

Additional segment disclosures:
Depreciation and amortization (4)	$36,032	$3,277	$4,688	$43,997	$-	$43,997
Capital expenditures (5)	$40,918	$3,918	$2,019	$46,855	$-	$46,855
Total assets	$1,473,285	$108,369	$3,062	$1,584,716	$(336,958)	$1,247,758

Fiscal Year 2025:
Net sales (1)	$1,439,029	$107,373	$32,485	$1,578,887	$-	$1,578,887
Cost of products sold	1,282,833	87,492	23,887	1,394,212	34,474	1,428,686
Selling and advertising expense (2)	30,842	2,680	428	33,950	-	33,950
General and administrative expense	27,440	3,243	10,826	41,509	-	41,509
Other segment items (3)	(3,214)	-	(9,772)	(12,986)	-	(12,986)
Interest expense, net of interest income	30,370	2,251	624	33,245	-	33,245
Earnings (loss) before income taxes	$70,758	$11,707	$6,492	$88,957	$(34,474)	$54,483
Income taxes						13,259
Net earnings						$41,224

Additional segment disclosures:
Depreciation and amortization (4)	$40,770	$3,388	$618	$44,776	$-	$44,776
Capital expenditures (5)	$60,431	$1,117	$-	$61,548	$-	$61,548
Total assets	$1,433,773	$104,666	$2,246	$1,540,685	$(359,256)	$1,181,429

Fiscal Year 2024:
Net sales (1)	$1,325,618	$100,835	$32,150	$1,458,603	$-	$1,458,603
Cost of products sold	1,137,351	88,993	21,699	1,248,043	22,342	1,270,385
Selling and advertising expense (2)	30,843	3,011	369	34,223	-	34,223
General and administrative expense	30,331	3,011	13,644	46,986	-	46,986
Other segment items (3)	2,634	209	(12,853)	(10,010)	-	(10,010)
Interest expense, net of interest income	31,607	2,347	66	34,020	-	34,020
Earnings (loss) before income taxes	$92,852	$3,264	$9,225	$105,341	$(22,342)	$82,999
Income taxes						19,681
Net earnings						$63,318

Additional segment disclosures:
Depreciation and amortization (4)	$39,364	$3,480	$634	$43,478	$-	$43,478
Capital expenditures (5)	$42,089	$1,536	$-	$43,625	$-	$43,625
Total assets	$1,604,449	$100,627	$3,703	$1,708,779	$(324,782)	$1,383,997

Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue [Table Text Block]
	Fiscal Year:
	2026	2025	2024
Net sales:
United States	$1,583,797	$1,492,266	$1,374,774
International	75,878	86,621	83,829
Total net sales	$1,659,675	$1,578,887	$1,458,603

As a percentage of net sales:
United States	95.4%	94.5%	94.3%
International	4.6%	5.5%	5.7%
Total	100.0%	100.0%	100.0%